UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21280______

_______BlackRock Preferred Opportunity Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Preferred Opportunity Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares		Description	Value

			LONG-TERM INVESTMENTS—136.1%
			Preferred Securities—65.5%
			Building & Development—0.1%
Ba2	25,000		Hovnanian Enterprises, Inc., 7.625%	$ 587,500

			Consumer Products—0.5%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	1,980,000

			Energy—3.1%
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	505,312
B-	115,000		Hanover Compressor Capital Trust, 7.25%	6,301,195
Baa3	275,000		Nexen, Inc., 7.35%	7,029,000

			Total Energy	13,835,507

			Financial Institutions—48.9%
A3	600		ABN Amro NA, Inc., 6.46%	606,563
Baa2	300,000		ACE Ltd., Ser. C, 7.80%	7,743,750
BBB-	117,414		Arch Capital Group Ltd., 8.00%	3,123,212
A2	30,000		Banesto Holdings Ltd., Ser. A, 10.50%	915,000
A	900,000		Bank of America Corp., Ser. D, 6.204%	23,013,000
A	5,050		Bear Stearns Co., Inc., Ser. E, 6.15%	5,003,130
BB	60,000		Chevy Chase Capital Corp., Ser. A, 10.375%	3,210,000
			CIT Group, Inc.,
A-	80,000		6.35%	2,064,000
A3	23,600		(CORTS), 6.75%	590,000
BB	80,000		Colonial Capital Trust IV, 7.875%	2,031,200
			Credit Suisse First Boston (SATURNS),
AA-	11,100		6.25%	273,726
AA-	12,300		7.00%	313,650
Baa3	172,400		Endurance Specialty Holdings Ltd., 7.75%	4,404,820
			Everest RE Capital Trust,
A-	72,500		7.85%	1,869,144
A-	30,000		Ser. B, 6.20%	678,900
			Federal Home Loan Mortgage Corp.,
AA-	200	[3]	Ser. Q, 3.85%, 12/31/40	8,502,000
AA-	100		Ser. T, 6.42%, 12/31/49	5,275,000
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	344,280
BBB-	135,000		First Republic Bank, 6.25%	3,311,550
BBB-	120,000		First Republic Preferred Capital Corp., 7.25%	2,994,000
Aa3	26,100		Fleet Capital Trust VIII, 7.20%	658,764
			Goldman Sachs Group, Inc.,
Aa3	102,900		(SATURNS), 6.00%	2,468,571
A+	200,000		Ser. B, 6.20%	5,180,000
AA-	540,000		HSBC Bank, Inc., 6.50%	14,218,200
A	76,700		ING Groep NV, 7.05%	1,953,457
A1	80,000		JP Morgan Chase Capital XII, 6.25%	1,982,504
A3	117,200		KeyCorp Capital V, 5.875%	2,761,525
A3	100,000		Kraft Foods, Inc. (CORTS), 5.875%	2,375,000
A	113,400		Lehman Brothers Holdings Capital Trust III, Ser. K, 6.375%	2,817,287
A	90,000		Lehman Brothers Holdings Capital Trust IV, Ser. L, 6.375%	2,253,600
A	31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,552,086
A-	625,000		MetLife, Inc., Ser. B, 6.50%	16,187,500
Aa3	101,300		Morgan Stanley (PPLUS), 7.05%	2,529,339
A+	187,000		Morgan Stanley Capital Trust III, 6.25%	4,609,550
Baa2	40,000		New York Community Capital Trust V, 6.00%	1,886,000
BBB	7,200		News Holdings Ltd. (CORTS), 8.125%	184,680
A	209,400		PartnerRE Ltd., Ser. C, 6.75%	5,261,175
BBB	79,385		Phoenix Cos., Inc., 7.45%	1,984,625
BBB+	18,400		PLC Capital Trust IV, 7.25%	464,026
A-	93,975	[3]	Principal Financial Group, Inc., Ser. B, 6.518%	2,584,313
A+	82,000		Prudential PLC, 6.50%	2,076,240

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—(cont’d)
			RenaissanceRE Holdings Ltd. (Bermuda)
BBB	271,725		Ser. B, 7.30%	$ 6,844,073
BBB	100,000		Ser. C, 6.08%	2,222,000
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,120,937
AA	375,000		Royal Bank of Scotland Group PLC (ADR), Ser. N, 6.35%	9,487,500
Baa2	375,000		Safeco Capital Trust (SATURNS), 8.25%	607,460
			Safeco Corp. (CORTS),
Baa2	4,100		8.072%	104,837
Baa2	2,000		8.375%	55,280
Baa2	29,200		8.75%	838,916
A	5,000		SLM Corp., Ser. A, 6.97%	265,782
BBB+	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,534,256
A	600,000	[3]	SunTrust Banks, Inc., 5.92%	15,085,740
A	60	[2]	Union Planters Funding Corp., 7.75%	6,622,500
Aa3	150,000		USB Capital VII, 5.875%	3,505,500
BBB-	11,100		Valero Energy Corp. (PPLUS), 7.25%	293,595
A2	404,400		Wachovia Funding Corp., Ser. A, 7.25%	11,247,375
Baa1	5,200		Washington Mutual, Inc. (CORTS), 7.65%	133,413
Baa2	2,000	[2,3]	Zurich RegCaPS Funding Trust, 6.58%	2,075,000

			Total Financial Institutions	217,299,531

			Media—2.5%
Baa1	253,100		AOL Time Warner, Inc. (CABCO), Ser. A-1, 7.625%	6,522,387
			Comcast Corp.,
BBB	110,000	[3]	2.00%	3,471,028
BBB+	50,000		7.00%	1,259,375

			Total Media	11,252,790

			Real Estate—10.3%
			BRE Properties, Inc.,
BBB-	225,000		Ser. C, 6.75%	5,535,000
BBB-	80,000		Ser. D, 6.75%	1,957,504
			Duke Realty Corp.,
BBB	90,000		Ser. J, 6.625%	2,225,700
BBB	160,800		Ser. K, 6.50%	3,969,750
BBB	100,000		Ser. M, 6.95%	2,548,000
BBB+	172,000		Kimco Realty Corp., Ser. F, 6.65%	4,359,134
			Mills Corp.,
NR	150,000		Ser. B, 9.00%	3,210,000
NR	65,000		Ser. G, 7.875%	1,261,650
BBB+	255,200		NB Capital Corp., 8.35%	6,729,624
BBB	75,000		Regency Centers Corp., 6.70%	1,839,847
Aa3	30	[2]	Sun Trust Real Estate Investment Corp., 9.00%	3,900,000
A-	320,000		Weingarten Realty Investors, Ser. D, 6.75%	8,320,000

			Total Real Estate	45,856,209

			Technology—0.1%
NR	787,326		Superior Essex Holding Corp., Ser. A, 9.50%	629,861

			Total Preferred Securities	291,441,398

	Principal
	Amount
	(000)

			Trust Preferred Securities—20.6%
			Energy—1.6%
BB+	$ 3,000		HL&P Capital Trust II, 8.257%, 2/01/37	3,030,000
BB+	4,655		KN Capital Trust III, 7.63%, 4/15/28	4,359,249

			Total Energy	7,389,249

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—16.4%
BB+	$ 4,500		AFC Capital Trust I, 8.207%, 2/03/27	$ 4,700,577
NR	9,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	8,955,945
BBB-	1,100		Colonial Capital Trust II, 8.92%, 1/15/27	1,156,538
A+	4,500	[2,3]	Deutsche Bank Capital Funding Trust I, 7.872%, 12/29/49	4,776,660
A+	15,000	[2,3]	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49	14,561,385
A-	8,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	9,351,051
Baa2	1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,159,935
BBB+	10,000	[2,3]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,661,300
BB+	3,145		Markel Capital Trust I, 8.71%, 1/01/46	3,295,046
A2	2,000		NBP Capital Trust III, 7.375%, 12/31/49	2,045,300
A+	7,500	[2]	Sun Life of Canada U.S. Capital Trust I, 8.526%, 5/29/49	7,921,086
BB+	5,000	[2]	Webster Capital Trust I, 9.36%, 1/29/27	5,271,764

			Total Financial Institutions	72,856,587

			Real Estate—2.6%
Baa2	8,180	[2]	Sovereign Real Estate Investment Corp., 12.00%, 8/29/49	11,533,800

			Total Trust Preferred Securities	91,779,636

			Corporate Bonds—50.0%
			Aerospace & Defense—0.4%
B	130		Argo-Tech Corp., 9.25%, 6/01/11	135,200
B	1,615		DI Finance/DynCorp Intl., 9.50%, 2/15/13	1,671,525

			Total Aerospace & Defense	1,806,725

			Automotive—0.1%
			Autonation, Inc.,
BB+	190	[2]	7.00%, 4/15/14	189,050
BB+	190	[2,3]	7.507%, 4/15/13	192,850
BB-	30	[2,3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	29,400
B	80		Lear Corp., 8.11%, 5/15/09	77,600
CCC+	125		Metaldyne Corp., 11.00%, 11/01/13	126,563

			Total Automotive	615,463

			Basic Materials—1.6%
B+	45		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	40,950
B+	940		AK Steel Corp., 7.75%, 6/15/12	914,150
B	100	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	102,000
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,550
B-	260		CPG International I, Inc., 10.50%, 7/01/13	263,900
B2	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	74,600
B+	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	201,500
B2	1,180	[2]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	1,123,950
			Lyondell Chemical Co.,
BB-	300		8.00%, 9/15/14	301,500
BB-	560		8.25%, 9/15/16	569,100
BB+	2,235		11.125%, 7/15/12	2,444,531
B3	350		NewPage Corp., 10.00%, 5/01/12	364,875
BB	470	[3]	Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	483,512
B-	155	[2]	Verso Paper Holdings LLC & Verson Paper, Inc., 11.375%, 8/01/16	153,838

			Total Basic Materials	7,067,956

			Building & Development—0.2%
B	300		ERICO Intl. Corp., 8.875%, 3/01/12	310,500
B-	495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	471,487
B1	170		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	185,300

			Total Building & Development	967,287

			Business Equipment & Services—0.0%
Ba2	100	[2]	FTI Consulting, Inc., 7.75%, 10/01/16	101,000

			Consumer Products—0.6%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	112,413
B-	70		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	61,950
B	110		Gold Kist, Inc., 10.25%, 3/15/14	127,050
B2	115	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	107,525

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(cont’d)
B-	$ 1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	$ 1,190,700
B	460	[3]	Levi Strauss & Co., 10.122%, 4/01/12	473,800
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	282,000
B	225		United Rentals NA, Inc., 7.00%, 2/15/14	213,187

			Total Consumer Products	2,568,625

			Containers & Packaging—0.3%
			Berry Plastics Holding Corp.,
B2	300	[2]	8.875%, 9/15/14	301,500
B2	195	[2,3]	9.265%, 9/15/14	195,975
B+	385		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	389,812
B	240	[2,3]	Impress Holdings BV, 8.512%, 9/15/13	240,566
B+	284		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	292,875

			Total Containers & Packaging	1,420,728

			Ecological Services & Equipment—0.1%
BB-	290		Allied Waste NA, Inc., 5.75%, 2/15/11	276,588

			Energy—2.7%
BB	3,000		AES Corp., 8.875%, 2/15/11	3,210,000
B+	235		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	246,750
CCC+	220		Chaparral Energy, Inc., 8.50%, 12/01/15	218,900
BB	30		Chesapeake Energy Corp., 6.875%, 11/15/20	28,388
BB-	60		ChipPAC, Inc., 2.50%, 6/01/08	58,788
BB-	210		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	207,900
B	350		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	335,125
B3	710		Dresser, Inc., 9.375%, 4/15/11	743,725
BB-	225	[2]	Edison Mission Energy, 7.50%, 6/15/13	227,250
B-	75		Exco Resources, Inc., 7.25%, 1/15/11	73,312
BB+	100		Grant Prideco, Inc., 6.125%, 8/15/15	95,750
Ba2	17		Midwest Generation LLC, 8.56%, 1/02/16	17,740
			Mirant Americas Generation LLC,
Caa1	75		8.30%, 5/01/11	75,000
Caa1	20		9.125%, 5/01/31	20,450
B2	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,348,250
			Reliant Energy, Inc.,
BB-	190		6.75%, 12/15/14	180,500
BB-	50		9.25%, 7/15/10	51,750
B-	420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	420,000
B1	55		Whiting Petroleum Corp., 7.25%, 5/01/13	53,900
			Williams Cos., Inc.,
BB+	2,000		7.125%, 9/01/11	2,050,000
BB+	430		8.75%, 3/15/32	470,850

			Total Energy	12,134,328

			Entertainment & Leisure—0.5%
B3	100		Cinemark, Inc., Zero Coupon, 3/15/14	80,000
B3	385	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	405,212
B	180	[2]	Pokagon Gaming Authority, 10.375%, 6/15/14	191,925
B3	130		Poster Financial Group, Inc., 8.75%, 12/01/11	135,688
			Travelport, Inc.,
B-	700	[2]	9.875%, 9/01/14	675,500
B-	580	[2]	11.875%, 9/01/16	556,800
BB-	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	38,850

			Total Entertainment & Leisure	2,083,975

			Financial Institutions—37.5%
A	5,000	[3]	American Express Co., 6.80%, 9/01/66	5,284,684
AA-	9,605	[2,4]	American General Institute Capital, 7.57%, 12/01/45	11,343,665
BB+	415		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	412,925
			Barclays Bank PLC (United Kingdom)
AA	10,000	[2,3]	5.926%, 12/31/49	10,032,030
AA	5,000		6.278%, 12/29/49	4,750,105
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	205,675

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Ba3	$ 920		Crum & Forster Holdings Corp., 10.375%, 6/15/13	$ 943,000
			E*Trade Financial Corp.,
Ba2	125		7.375%, 9/15/13	127,812
Ba2	170		7.875%, 12/01/15	178,925
BBB	11,500		First Midwest Capital Trust I, 6.95%, 12/01/33	12,160,732
			Ford Motor Credit Co.,
BB-	125		7.25%, 10/25/11	118,695
BB-	80	[3]	9.957%, 4/15/12	83,800
BB	580		General Motors Acceptance Corp., 6.875%, 8/28/12	575,515
A1	5,000		JP Morgan Chase Capital XVII, 5.85%, 8/01/35	4,768,344
A	8,000		JP Morgan Chase Capital XVIII, 6.95%, 8/17/36	8,475,375
BBB-	9,000		Kingsway America, Inc., 7.50%, 2/01/14	9,182,339
A-	7,120	[3]	Lincoln National Corp., 7.00%, 5/17/66	7,434,385
A+	7,399		Lloyds Bank Ltd., 6.90%, 10/10/49 (United Kingdom)	7,435,995
BBB	8,216	[3]	MUFG Capital Finance 1 Ltd., 6.346%, 7/29/49 (Cayman Islands)	8,282,640
B2	540	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	535,950
A	6,000		Prudential PLC, 6.50%, 6/29/49 (United Kingdom)	5,835,000
AA	10,000	[2,3]	Rabobank Capital Funding II, 5.26%, 12/31/49	9,773,040
AA	4,000	[3]	RBS Capital Trust I, 5.512%, 9/29/49	3,890,588
A-	10,000	[3]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	9,707,884
A3	4,000		Resparcs Funding Ltd., 8.00%, 12/30/49 (Hong Kong)	4,107,022
			Skandinaviska Enskilda Banken AB (Sweden)
A	7,185	[2,3]	4.958%, 3/29/49	6,713,607
A	5,000	[2,3]	5.471%, 3/29/49	4,778,155
Baa2	2,000		Sovereign Capital Trust, 9.00%, 4/01/27	2,099,037
B-	30		Standard Aero Holdings, Inc., 8.25%, 9/01/14	28,838
NR	3,534	[5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,533,277
A2	10,000	[2,3]	Sumitomo Mitsui Banking Corp., 5.625%, 7/29/49 (Japan)	9,731,160
AA	10,000	[3]	UBS Preferred Funding Trust I, 8.622%, 10/29/49	11,128,320
B-	60	[3]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	61,875
A2	3,000	[2,3]	Westpac Capital Trust IV, 5.256%, 12/29/49	2,808,777

			Total Financial Institutions	166,529,171

			Health Care—0.2%
B	220	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	210,100
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	548,600

			Total Health Care	758,700

			Industrials—0.3%
B	170		Hexcel Corp., 6.75%, 2/01/15	163,200
B3	1,205		Trimas Corp., 9.875%, 6/15/12	1,114,625

			Total Industrials	1,277,825

			Media—1.8%
			Affinion Group, Inc.,
B-	475		10.125%, 10/15/13	496,969
B-	100		11.50%, 10/15/15	102,500
B+	230	[3]	Cablevision Systems Corp., 9.87%, 4/01/09	245,238
B3	110	[2]	CMP Susquehanna Corp., 9.875%, 5/15/14	103,675
B	2,050		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	2,208,875
BB	175		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	181,344
			Echostar DBS Corp.,
BB-	200		5.75%, 10/01/08	198,250
BB-	75	[2]	7.125%, 2/01/16	72,750
Ba3	200		LIN Television Corp., 6.50%, 5/15/13	188,000
B	220		Medianews Group, Inc., 6.875%, 10/01/13	201,850
B-	260		Network Communications, Inc., 10.75%, 12/01/13	260,000
B2	330		Nexstar Finance, Inc., 7.00%, 1/15/14	300,300
CCC+	1,195	[2]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,233,837
B1	350	[2,3]	Paxson Communications Corp., 8.757%, 1/15/12	352,625

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
			Primedia, Inc.,
B2	$ 100		8.00%, 5/15/13	$ 91,125
B2	280	[3]	10.78%, 5/15/10	288,050
B	220		RH Donnelley Corp., 8.875%, 1/15/16	221,375
BBB+	719		TCI Communications, Inc., 7.875%, 2/15/26	813,526
B1	650		Vertis, Inc., 9.75%, 4/01/09	663,000

			Total Media	8,223,289

			Real Estate—1.5%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,735,428
BB+	2,000		5.375%, 11/26/13	1,847,295

			Total Real Estate	6,582,723

			Technology—0.4%
Ba3	60		Advanced Micro Devices, Inc., 7.75%, 11/01/12	60,900
B+	210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	207,375
B+	120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	130,950
			Sungard Data Systems, Inc.,
B-	115		9.125%, 8/15/13	119,169
B-	375	[3]	9.973%, 8/15/13	389,063
B-	320		10.25%, 8/15/15	330,000
B	425		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	434,562
B-	110		UGS Corp., 10.00%, 6/01/12	119,350

			Total Technology	1,791,369

			Telecommunications—1.8%
BB-	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	296,525
B3	190	[3]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	194,750
			Intelsat Ltd. (Bermuda)
BB-	230		8.625%, 1/15/15	235,175
BB-	500	[2]	9.25%, 6/15/16	525,625
BB-	175	[3]	10.484%, 1/15/12	177,187
B	165	[2]	11.25%, 6/15/16	175,313
B	670	[2,3]	11.64%, 6/15/13	700,987
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	22,313
B1	185		6.50%, 1/15/28	164,650
B+	845	[2]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	890,419
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	66,000
			PanAmSat Corp.,
B	125		9.00%, 8/15/14	129,375
B	530	[2]	9.00%, 6/15/16	548,550
			Qwest Corp.,
BB+	1,845		7.875%, 9/01/11	1,932,637
BB+	460	[3]	8.64%, 6/15/13	495,075
B+	420	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	460,950
			Windstream Corp.,
BB+	640	[2]	8.125%, 8/01/13	680,000
BB+	365	[2]	8.625%, 8/01/16	390,550

			Total Telecommunications	8,086,081

			Transportation—0.0%
B1	90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	84,825
B3	32		Horizon Lines LLC, 9.00%, 11/01/12	32,960

			Total Transportation	117,785

			Total Corporate Bonds	222,409,618

			Total Long-Term Investments (cost $598,042,741)	605,630,652

BlackRock Preferred Opportunity Trust (BPP) (continued)

Principal
Amount
(000)		Description	Value

		SHORT-TERM INVESTMENT—9.5%
		U.S. Government and Discount Note—9.5%
$42,000	[6]	Federal Home Loan Bank Disc. Notes, 4.402%, 10/02/06 (cost $41,994,867)	$ 41,994,867

		Total investments before borrowed bonds and investments sold short (cost $640,037,6087)	647,625,519

		BORROWED BONDS—7.0%
14,536	[8]	U.S. Treasury Bonds, 4.90%, 10/02/06	14,535,950
		U.S. Treasury Notes,
1,235	[8]	4.50%, 10/04/06	1,234,500
10,244	[8]	4.75%, 10/02/06	10,244,000
5,127	[8]	4.80%, 10/02/06	5,126,625

		Total Borrowed Bonds (cost $31,141,075)	31,141,075

		INVESTMENTS SOLD SHORT—(3.7)%
		U.S. Treasury Notes,
(10,400)		4.50%, 2/15/16	(10,294,375)
(1,200)		4.875%, 8/15/16	(1,222,313)
(4,900)		5.125%, 5/15/16	(5,081,453)

		Total Investments Sold Short (proceeds $15,984,580)	(16,598,141)

		Total investments net of borrowed bonds and investments sold short—148.9%	$ 662,168,453
		Other assets in excess of liabilities—0.8%	3,389,652
		Preferred shares at redemption value, including dividends payable—(49.7)%	(220,881,995)

		Net Assets Applicable to Common Shareholders—100%	$ 444,676,110

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 34.6% of its net assets, with a current market value of $154,017,547, in securities restricted as to resale.
[3]	Variable rate security. Rate shown is interest rate as of September 30, 2006.
[4]	Security, or a portion thereof, pledged as collateral with a value of $3,015,624 on 1,460 short U.S. Treasury Note futures contracts expiring December 2006 and 429 short U.S. Treasury Bond futures contracts expiring December 2006. The notional value of such contracts on September 30, 2006 was $205,993,531, with an unrealized loss of $2,108,085.
[5]	Illiquid security. As of September 30, 2006, the Trust held 0.8% of its net assets, with a current market value of $3,533,277, in these securities.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]	Cost for Federal income tax purposes is $640,220,217. The net unrealized appreciation on a tax basis is $7,405,302, consisting of $13,614,309 gross unrealized appreciation and $6,209,007 gross unrealized depreciation.
[8]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.
A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the Securities and Exchange Commission’s Standard Industry Codes.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt	PPLUS	—	Preferred Plus
CABCO	—	Corporate Asset Backed Corp.	SATURNS	—	Structured Asset Trust Unit Repackagings
CORT	—	Corporate Backed Trust Securities

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Preferred Opportunity Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006